SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22021

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 921-5070

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) to be redeemed:

5.875% Series B Cumulative Preferred Shares, par value $0.001 per share, liquidation preference of $25.00 per share (the “Series B Preferred Shares”) (CUSIP #: 36246K301).

(2)	The date on which the securities are to be called or redeemed:

The Series B Preferred Shares will be redeemed on December 24, 2020 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series B Preferred Shares are to be redeemed pursuant to Part II, Sections 4(b) and (c) of the Fund’s Second Amended and Restated Statement of Preferences for the Series B Preferred Shares creating and fixing the rights of the Series B Preferred Shares, a form of which was most recently filed with the Commission on June 13, 2016 as Exhibit 99(a)(iii) to Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (1,481,443 shares) of its outstanding Series B Preferred Shares. Holders of the Series B Preferred Shares will receive $25.3590278 per share for each share of Series B Preferred Shares redeemed (the “Redemption Price”), which consists of the liquidation preference of $25.00 per share, together with accumulated and unpaid dividends and distributions of $0.3590278 per share to the Redemption Date. All Series B Preferred Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price will be made to Computershare Trust Company, N.A., as paying agent for this redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 19th day of November, 2020.

The Gabelli Healthcare & WellnessRx Trust

/s/ John C. Ball
By:	John C. Ball
Title:	Treasurer and Principal Financial
and Accounting Officer

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